Cover	12 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001905088
Document Type	N-CSR
Entity Registrant Name	ARK Venture Fund
Document Period End Date	Jul. 31, 2026
Amendment Flag	false